Unaudited Condensed Consolidated Statements of Stockholders’ Equity - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Jan. 31, 2023	Jan. 31, 2022
Previously Reported [Member] | Common Stock
Statement [Line Items]
Balance		$ 9,150	$ 9,150
Balance (in Shares)		9,150,440	9,150,440
Treasury stock repurchased		$ (27)
Treasury stock repurchased (in Shares)		(26,836)
Net loss
Balance		$ 9,123		$ 9,150
Balance (in Shares)		9,123,604		9,150,440
Previously Reported [Member] | Additional Paid In Capital
Statement [Line Items]
Balance		$ 29,966,137	$ 29,966,137
Treasury stock repurchased		27
Net loss
Balance		29,966,164		$ 29,966,137
Previously Reported [Member] | Accumulated Deficit
Statement [Line Items]
Balance		(18,011,231)	(18,011,231)
Net loss		(689,989)
Balance		(18,701,220)		(18,011,231)
Previously Reported [Member] | Treasury Stock
Statement [Line Items]
Balance		(104,467)	(104,467)
Treasury stock repurchased		(89,196)
Net loss
Balance		(193,663)		(104,467)
Previously Reported [Member] | Accumulated Other Comprehensive Income(Loss)
Statement [Line Items]
Balance		(304)	(304)
Treasury stock repurchased
Net loss
Balance		(304)		(304)
Common Stock
Statement [Line Items]
Balance	$ 7,833	$ 9,155	$ 9,155	$ 7,304
Balance (in Shares)	7,833,150	9,154,846	9,154,846	7,303,974
Exercise of warrants			$ 56
Exercise of warrants (in Shares)			55,417
Common stock returned in settlement			$ (1,400)
Common stock returned in settlement (in Shares)			(1,400,000)
Treasury stock issued for services			$ 32
Treasury stock issued for services (in Shares)			33,471
Treasury stock and warrants issued for termination agreement			$ 25
Treasury stock and warrants issued for termination agreement (in Shares)			25,000
Proceeds from sale of common stock and warrants in public offering				$ 1,232
Proceeds from sale of common stock and warrants in public offering (in Shares)				1,232,000
Proceeds from exercise of warrants				$ 458
Proceeds from exercise of warrants (in Shares)				457,795
Cashless exercise of warrants				$ 17
Cashless exercise of warrants (in Shares)				17,347
Issuance of common stock for notes payable				$ 20
Issuance of common stock for notes payable (in Shares)				20,046
Common stock issued for settlement of liabilities				$ 29
Common stock issued for settlement of liabilities (in Shares)				28,749
Warrants issued for services
Common stock issued for proceeds and in payment for license				$ 95
Common stock issued for proceeds and in payment for license (in Shares)				94,962
Common stock issued for services				$ 33
Common stock issued for services (in Shares)				32,786
Treasury stock repurchased			$ (35)	$ (33)
Treasury stock repurchased (in Shares)			(35,584)	(32,813)
Employee stock options issued for services
Settlement of warrant round down
Deemed dividend for warrants
Options issued for services
Net loss
Balance	$ 7,833		$ 7,833	$ 9,155
Balance (in Shares)	7,833,150		7,833,150	9,154,846
Additional Paid In Capital
Statement [Line Items]
Balance	$ 31,092,807	$ 29,966,132	$ 29,966,132	$ 18,870,051
Exercise of warrants			296,819
Common stock returned in settlement			1,400
Treasury stock issued for services			3,746
Treasury stock and warrants issued for termination agreement			92,545
Proceeds from sale of common stock and warrants in public offering				5,834,998
Proceeds from exercise of warrants				2,942,512
Cashless exercise of warrants				(17)
Issuance of common stock for notes payable				99,980
Common stock issued for settlement of liabilities				143,971
Warrants issued for services	87,090			365,000
Common stock issued for proceeds and in payment for license				699,905
Common stock issued for services				476,867
Treasury stock repurchased			35	33
Employee stock options issued for services				532,832
Settlement of warrant round down				196,589
Deemed dividend for warrants				(196,589)
Options issued for services	75,030		732,130
Net loss
Balance	31,254,927		31,092,807	29,966,132
Accumulated Other Comprehensive Loss
Statement [Line Items]
Balance	(304)	(304)	(304)
Exercise of warrants
Common stock returned in settlement
Treasury stock issued for services
Treasury stock and warrants issued for termination agreement
Warrants issued for services
Treasury stock repurchased
Options issued for services
Net loss
Balance	(304)		(304)	(304)
Accumulated Deficit
Statement [Line Items]
Balance	(22,494,705)	(18,011,231)	(18,011,231)	(11,835,105)
Exercise of warrants
Common stock returned in settlement
Treasury stock issued for services
Treasury stock and warrants issued for termination agreement
Proceeds from sale of common stock and warrants in public offering
Proceeds from exercise of warrants
Cashless exercise of warrants
Issuance of common stock for notes payable
Common stock issued for settlement of liabilities
Warrants issued for services
Common stock issued for proceeds and in payment for license
Common stock issued for services
Treasury stock repurchased
Employee stock options issued for services
Settlement of warrant round down
Deemed dividend for warrants
Options issued for services
Net loss	(1,015,229)		(4,483,474)	(6,176,126)
Balance	(23,509,934)		(22,494,705)	(18,011,231)
Subscription Payable
Statement [Line Items]
Balance				70,000
Exercise of warrants
Common stock returned in settlement
Treasury stock issued for services
Treasury stock and warrants issued for termination agreement
Proceeds from sale of common stock and warrants in public offering
Proceeds from exercise of warrants
Cashless exercise of warrants
Issuance of common stock for notes payable
Common stock issued for settlement of liabilities
Warrants issued for services
Common stock issued for proceeds and in payment for license				(60,000)
Common stock issued for services				(10,000)
Treasury stock repurchased
Employee stock options issued for services
Settlement of warrant round down
Deemed dividend for warrants
Options issued for services
Net loss
Balance
Treasury Stock
Statement [Line Items]
Balance	(32,641)	(104,467)	(104,467)
Exercise of warrants
Common stock returned in settlement
Treasury stock issued for services			109,377
Treasury stock and warrants issued for termination agreement			81,455
Proceeds from sale of common stock and warrants in public offering
Proceeds from exercise of warrants
Cashless exercise of warrants
Issuance of common stock for notes payable
Common stock issued for settlement of liabilities
Warrants issued for services
Common stock issued for proceeds and in payment for license
Common stock issued for services
Treasury stock repurchased			(119,006)	(104,467)
Employee stock options issued for services
Settlement of warrant round down
Deemed dividend for warrants
Options issued for services
Net loss
Balance	(32,641)		(32,641)	(104,467)
Accumulated Other Comprehensive Income(Loss)
Statement [Line Items]
Balance		(304)	(304)	(304)
Proceeds from sale of common stock and warrants in public offering
Proceeds from exercise of warrants
Cashless exercise of warrants
Issuance of common stock for notes payable
Common stock issued for settlement of liabilities
Warrants issued for services
Common stock issued for proceeds and in payment for license
Common stock issued for services
Treasury stock repurchased
Employee stock options issued for services
Settlement of warrant round down
Deemed dividend for warrants
Net loss
Balance				(304)
Balance	8,572,990	11,859,285	11,859,285	7,111,946
Exercise of warrants			296,875
Common stock returned in settlement
Treasury stock issued for services			113,155
Treasury stock and warrants issued for termination agreement			174,025
Proceeds from sale of common stock and warrants in public offering				5,836,230
Proceeds from exercise of warrants				2,942,970
Cashless exercise of warrants
Issuance of common stock for notes payable				100,000
Common stock issued for settlement of liabilities				144,000
Warrants issued for services	87,090			365,000
Common stock issued for proceeds and in payment for license				640,000
Common stock issued for services				466,900
Treasury stock repurchased		(89,196)	(119,006)	(104,467)
Employee stock options issued for services				532,832
Settlement of warrant round down				196,589
Deemed dividend for warrants				(196,589)
Options issued for services	75,030		732,130
Net loss	(1,015,229)	(689,989)	(4,483,474)	(6,176,126)
Balance	$ 7,719,881	$ 11,080,100	$ 8,572,990	$ 11,859,285